Investment Objectives and Goals - Dynamic Alpha Macro Fund	Oct. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: DYNAMIC ALPHA MACRO FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Dynamic Alpha Macro Fund (the “Fund”) seeks capital appreciation.